TAX - Principal components of deferred tax balances (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	¥ 39,940	¥ 38,752
Deferred tax liabilities	(17,550)	(14,467)
Net deferred tax assets	22,390	24,285		¥ 22,232	¥ 19,185
Of which
- deferred tax assets	25,992	27,465	$ 3,734
- deferred tax liabilities	(3,602)	(3,180)	$ (517)
Carryforward tax losses	95,794	97,614
Tax losses	89,268	83,158
Unrecognized tax losses	6,526	14,456
Unused tax credits	¥ 10,220	10,944
Uganda [member]
Of which
Expiry date	no fixed expiry date
Unrecognized tax losses	¥ 3,398	7,876
Nigeria [member]
Of which
Expiry date	no fixed expiry date
Unused tax credits	¥ 9,949	10,696
Countries excluding NG [member]
Of which
Expiry date	between 2028 and 2039
Maximum [member] | US [member]
Of which
Expiry date	19 years
Maximum [member] | Canada [member]
Of which
Expiry date	19 years
Maximum [member] | Countries excluding UG [member]
Of which
Expiry date	7 years
Minimum [member] | US [member]
Of which
Expiry date	5 years
Minimum [member] | Canada [member]
Of which
Expiry date	5 years
Minimum [member] | Countries excluding UG [member]
Of which
Expiry date	1 year
Property, plant and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	¥ 5,996	5,322
Deferred tax liabilities	(17,313)	(14,078)
Provision for dismantlement [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	12,418	11,087
Losses available for offsetting against future taxable profit [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	19,367	18,565
Fair value of long term borrowings [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,472	1,770
Fair value changes on other financial assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(2)	0
Others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	687	2,008
Deferred tax liabilities	¥ (235)	¥ (389)